Employee Benefits - Schedule of Changes in Effect of Asset Ceiling (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	¥ (116,083)
Balance at end of the year	(127,576)	¥ (116,083)
Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	78,717	63,422
Interest income	1,897	1,059
Remeasurement Changes in effect of asset ceiling	17,792	14,237
Balance at end of the year	¥ 98,407	¥ 78,717